Investment Securities and Mortgage-Backed Securities (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Roll-forward of the credit losses recognized in earnings
Beginning Balance	$ 5,878,666	$ 6,107,221
Additions for credit loss for which no previous other-than-temporary impairment was recognized	0	0
Reductions for previous credit losses realized on securities sold during the year	(92,400)	0
Reductions for previous credit losses due to an increase in cash flows expected to be collected	(438,754)	(228,555)
Ending Balance	$ 5,347,512	$ 5,878,666
Available-for-sale securities | Trust preferred securities
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Annual prepayment (as a percent)	1.00%
Projected severity of loss on current defaults (as a percent)	100.00%
Projected additional defaults (as a percent)	0.375%
Projected severity of loss on additional defaults (as a percent)	70.00%
Present value discount rates for OTTI (as a percent)	9.45%
Present value discount rates for fair value (as a percent)	12.00%